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Pax Large Cap Fund
Pax Large Cap Fund (the "Large Cap Fund") Summary of Key Information
Investment Objective
The Large Cap Fund's investment objective is to seek long-term growth of capital.
Fees & Expenses
The tables below describe the fees and expenses that you may pay if you buy and hold Institutional Class or Investor Class shares of the Large Cap Fund.
Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees - Pax Large Cap Fund	Institutional Class	Investor Class
Maximum sales charge (load) imposed on purchases (as a % of offering price)	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	none	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Pax Large Cap Fund	Institutional Class	Investor Class
Management Fee	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	none	0.25%
Other Expenses	0.05%	0.06%
Total Annual Fund Operating Expenses	0.70%	0.96%

Example of Expenses

This example is intended to help you compare the cost of investing in Institutional Class or Investor Class shares of the Large Cap Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Institutional Class or Investor Class shares of the Large Cap Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Large Cap Fund's operating expenses remain the same throughout those periods. Although an investor's actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example - Pax Large Cap Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Class	72	224	390	871
Investor Class	98	306	531	1,178

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses," affect the Large Cap Fund's performance. During the Large Cap Fund's most recent fiscal year, the Large Cap Fund's portfolio turnover rate was 54% of the average value of its portfolio.

Principal Investment Strategies

The Large Cap Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments.

Under normal market conditions, the Large Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities (such as common stocks, securities convertible into common or preferred stocks and warrants) of companies that, when purchased, have capitalizations within the range of the S&P 500 Index as measured by market capitalization. As of December 31, 2018, the S&P 500 Index included companies with market capitalizations ranging from approximately $2.9 billion to $780.4 billion.

The Large Cap Fund selects equity securities on a company-by-company basis primarily through the use of fundamental analysis. The portfolio managers may overweight or underweight specific sectors and may take significant positions, including positions in companies in the information technology sector, which could lead to increased volatility. The Large Cap Fund is not constrained by any particular investment style, and may therefore invest in "growth" stocks, "value" stocks or a combination of both. Additionally, it may buy stocks in any sector or industry. The portfolio managers currently expect that the Fund typically will hold between 30 and 60 securities positions. In addition, as a result of the Fund's investment strategy, under normal market conditions, the Fund is expected to be fossil fuel-free (not invested in securities of companies that IAM determines are significantly involved in the extraction and/or refining of fossil fuels).

The Large Cap Fund may invest up to 45% of its assets in securities of non-U.S. issuers, including American Depositary Receipts ("ADRs"). The Large Cap Fund may invest no more than 25% of its assets in securities of non-U.S. issuers other than ADRs. The Large Cap Fund's investments in securities of non-U.S. issuers may include investments in emerging markets.

The Large Cap Fund may utilize derivatives, including but not limited to repurchase agreements, foreign currency exchange contracts, options and futures contracts, for hedging and for investment purposes.

It is possible that, due to its investment strategies, the portfolio turnover rate of the Large Cap Fund may be significant. Portfolio turnover is not a principal consideration in investment decisions for the Fund, and the Fund is not subject to any limit on the frequency with which portfolio securities may be purchased or sold.

Principal Risks
●	Equity Securities Risk The market price of equity securities may fluctuate significantly, rapidly and unpredictably, causing the Fund to experience losses. The prices of equity securities generally are more volatile than the prices of debt securities.

●	Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund's investments. To the extent the Fund takes significant positions in one or more specific sectors, countries or regions, the Fund will be subject to the risks associated with such sector(s), country(ies) or region(s) to a greater extent than would be a more broadly diversified fund.

●	Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives also may be subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.

●	Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

●	Focused Portfolio Risk To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund's value more than if the Fund invested in a larger number of issuers.

●	Management Risk The Fund is actively managed. The investment techniques and decisions of the investment adviser and the Fund's portfolio manager(s) may not produce the desired results.

●	Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

●	Value Securities Risk The Fund may invest in companies that may not be expected to experience significant earnings growth, but whose securities the investment adviser believes are selling at a price lower than their true value. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If the investment adviser's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the investment adviser anticipates.

●	Medium-Sized Capitalization Company Risk Securities of medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

●	Turnover Risk Frequent changes in the securities held by a Fund increases the Fund's transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund's performance.

●	Emerging Markets Risk Investments in emerging markets are likely to have greater exposure to the risks associated with investments in non-U.S. securities generally. Additionally, emerging market countries generally have less mature economies and less developed securities markets with more limited trading activity, are more heavily dependent on international trade and support, have a higher risk of currency devaluation, and may have more volatile inflation rates or longer periods of high inflation than more developed countries.

●	Information Technology Sector Risk Prices of technology companies' securities historically have been more volatile than those of many other securities, especially over the short term. Technology companies are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments, evolving industry standards, changing customer demands and the potential for limited earnings and/or falling profit margins. The failure of a company to adapt to such changes could have a material adverse effect on the company's business, results of operations, and financial condition. Many technology companies have limited operating histories.

As with all mutual funds, investors may lose money by investing in the Large Cap Fund.

The foregoing descriptions are only summaries. Please see "About the Funds—Principal Risks" on page 116 for more detailed descriptions of the foregoing risks.

Performance Information

The bar chart below presents the calendar year total returns for Institutional Class shares of the Large Cap Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Large Cap Fund by showing changes in the Large Cap Fund's performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Institutional Class

For the periods shown in the bar chart:	Best quarter: 3rd quarter 2018, 8.65%
Worst quarter: 4th quarter 2018, -15.11%

Average Annual Total Returns The performance table below presents the average annual total returns for Institutional Class and Investor Class shares of the Large Cap Fund. The performance table is intended to provide some indication of the risks of investment in the Large Cap Fund by showing how the Large Cap Fund's average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year and since inception period. After-tax performance is presented only for Institutional Class shares of the Fund. After-tax returns for Investor Class shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder's own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-advantaged arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Average Annual Total Returns - Pax Large Cap Fund		1 Year	Since Inception	Inception Date
Institutional Class	[1]	(4.79%)	6.72%	Dec. 16, 2016
Institutional Class | After Taxes on Distributions	[1]	(9.95%)	2.08%	Dec. 16, 2016
Institutional Class | After Taxes on Distributions and Sales	[1]	(0.03%)	4.62%	Dec. 16, 2016
Investor Class	[1]	(5.01%)	6.47%	Dec. 16, 2016
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[2],[3]	(4.38%)	7.35%	Dec. 16, 2016
Lipper Large-Cap Core Funds Index	[3],[4]	(5.13%)	6.54%	Dec. 16, 2016
[1]	The Fund's inception date is December 16, 2016. For more recent month-end performance data, please visit www.paxworld.com or call us at 800.767.1729.
[2]	The S&P 500 Index is an unmanaged index of large capitalization common stocks.
[3]	Unlike the Large Cap Fund, the S&P 500 Index and the Lipper Large-Cap Core Funds Index are not investments, are not professionally managed and have no policy of sustainable investing. One cannot invest directly in any index.
[4]	Lipper Large-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Large Cap Core Funds Index Average. The Lipper Large-Cap Core Funds Index Average is a total return performance average of mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper's USDE large-cap floor. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have characteristics (i.e., price-to-earnings ratio, price-to-book ratio) that resemble the "average" of the common stocks of the S&P 500 Index. The Lipper Large-Cap Core Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator. The Lipper Large-Cap Core Funds Index reflects deductions for fees and expenses of the constituent funds.